UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2026

Date of reporting period:	7/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Core Ultra Short Bond Fund
SEMIANNUAL SHAREHOLDER REPORT – July 31, 2025
This
semiannual shareholder report
contains important information about the shares of the PGIM Core Ultra Short Bond Fund (the “Fund”) for the
period of February 1, 2025 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Ultra Short Bond Fund	$1	0.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 15,749,728,331
Number of fund holdings	204
Portfolio turnover rate for the period	72%
NS14159

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Credit Quality expressed as a percentage of total investments as of 7/31/2025 (%)
A-1+/P-1	69.8
A-1/P-1	30.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Ultra Short Bond Fund

CUSIP	74440E201
NS14159

PGIM Institutional Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT – July 31, 2025
This
semiannual shareholder report
contains important information about the shares of the PGIM Institutional Money Market Fund (the “Fund”) for
the period of February 1, 2025  to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Institutional Money Market Fund	$4	0.07%
WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 10,520,985,547
Number of fund holdings	151
NS14159

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Commercial Paper	36.8%
Repurchase Agreements	28.1%
Certificates of Deposit	15.9%
Time Deposits	15.6%
U.S. Treasury Obligations	2.6%
Corporate Bonds	1.6%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Institutional Money Market Fund

CUSIP	74440E300
NS14159

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Core Ultra Short Bond Fund

PGIM Institutional Money Market Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2025

Table of Contents	Financial Statements and Other Information	July 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Core Ultra Short Bond Fund	2
PGIM Institutional Money Market Fund	14
Notes to Financial Statements	25

Other Information - Form N-CSR Items 8-11

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

LP—Limited Partnership

MTN—Medium Term Note

N/A—Not Applicable

SOFR—Secured Overnight Financing Rate

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 11.1%

CERTIFICATES OF DEPOSIT 8.1%
Bank of America NA,
SOFR + 0.320%	4.360%(c)	01/08/26	55,000	$55,024,788
SOFR + 0.340%	4.700(c)	04/27/26	85,000	85,042,876
SOFR + 0.350%	4.710(c)	10/27/25	13,100	13,106,398
Bank of Montreal,
SOFR + 0.390%	4.710(c)	08/20/26	66,000	66,005,767
SOFR + 0.400%	4.720(c)	08/28/26	100,000	99,990,760
Bank of Nova Scotia (The), SOFR + 0.330% (Cap N/A, Floor 0.000%)	4.650(c)	07/24/26	70,700	70,687,055
BNP Paribas SA	4.600	02/17/26	36,800	36,813,583
BNP Paribas SA, SOFR + 0.370%	4.690(c)	09/08/25	101,000	101,030,350
Canadian Imperial Bank of Commerce,
SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.670(c)	11/21/25	115,000	115,074,198
SOFR + 0.400% (Cap N/A, Floor 0.000%)	4.720(c)	08/03/26	53,500	53,529,254
SOFR + 0.430%	4.750(c)	05/08/26	50,000	50,058,510
Citibank NA, SOFR + 0.410% (Cap N/A, Floor 0.000%)	4.730(c)	04/22/26	70,000	70,074,158
Credit Agricole Corporate & Investment Bank, SOFR + 0.310%	4.630(c)	02/17/26	27,000	27,015,719
Nordea Bank Abp, SOFR + 0.320%	4.640(c)	07/23/26	150,000	150,009,555
Toronto-Dominion Bank (The),
SOFR + 0.350%	4.670(c)	07/06/26	166,300	166,327,124
SOFR + 0.390%	4.710(c)	08/14/26	15,000	15,005,974
US Federal Funds Effective Rate + 0.400%	4.730(c)	08/22/25	100,500	100,517,822

TOTAL CERTIFICATES OF DEPOSIT (cost $1,274,900,000)				1,275,313,891

COMMERCIAL PAPER 1.1%
Citigroup Global Markets, Inc., 144A, SOFR + 0.350%	4.360(c)	06/22/26	100,000	100,015,560
ING (U.S.) Funding LLC, 144A, SOFR + 0.340%	4.740(c)	07/06/26	75,000	74,999,063

TOTAL COMMERCIAL PAPER (cost $175,000,000)				175,014,623

CORPORATE BONDS 1.4%

Auto Manufacturers 1.2%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	4.620(c)	02/24/26	49,500	49,505,372
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.670(c)	12/09/25	140,000	140,055,521

				189,560,893

Machinery-Diversified 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.480% (Cap N/A, Floor 0.000%)	4.824(c)	10/22/25	35,500	35,525,546

TOTAL CORPORATE BONDS (cost $225,022,880)				225,086,439

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.5%
Federal Farm Credit Bank,
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.380(c)	08/26/25	44,000	44,001,538
SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.420(c)	02/25/26	20,750	20,757,336
US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)	4.445(c)	12/26/25	11,000	11,003,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $75,750,451)				75,762,070

TOTAL LONG-TERM INVESTMENTS (cost $1,750,673,331)				1,751,177,023

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 88.8%

CERTIFICATES OF DEPOSIT 8.3%
Bank of America NA	4.480%	10/03/25	38,000	$37,996,462
Bank of America NA, SOFR + 0.180%	4.500(c)	08/01/25	110,000	110,000,473
Citibank NA,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.630(c)	08/26/25	85,000	85,013,728
SOFR + 0.390% (Cap N/A, Floor 0.000%)	4.710(c)	03/27/26	49,500	49,535,818
Cooperatieve Rabobank UA, SOFR + 0.360%	4.680(c)	08/11/25	45,000	45,004,023
Mitsubishi UFJ Trust & Banking Corp.	4.350	08/05/25	285,000	284,999,629
Mitsubishi UFJ Trust & Banking Corp., SOFR + 0.230%	4.550(c)	08/28/25	105,000	105,010,427
Nordea Bank Abp	4.330	02/27/26	30,000	29,971,689
Nordea Bank Abp, SOFR + 0.320%	4.640(c)	06/29/26	30,000	30,007,449
State Street Bank & Trust Co.,
SOFR + 0.230%	4.550(c)	08/13/25	79,000	79,002,931
SOFR + 0.250%	4.570(c)	09/15/25	154,000	154,024,671
Svenska Handelsbanken,
SOFR + 0.170% (Cap N/A, Floor 0.000%)	4.490(c)	08/19/25	20,000	19,999,966
SOFR + 0.240% (Cap N/A, Floor 0.000%)	4.600(c)	08/01/25	50,000	50,000,255
SOFR + 0.400%	4.720(c)	04/15/26	70,000	70,064,946
Svenska Handelsbanken	4.605	11/12/25	49,200	49,211,232
Wells Fargo Bank NA, SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.630(c)	06/03/26	111,000	111,016,361

TOTAL CERTIFICATES OF DEPOSIT (cost $1,310,702,402)				1,310,860,060

COMMERCIAL PAPER 56.8%
AstraZeneca PLC,
144A	4.402(n)	12/10/25	47,000	46,218,296
Bank of America Securities, Inc.,
144A	4.669(n)	12/02/25	18,000	17,726,663
144A, SOFR + 0.320%	4.680(c)	05/28/26	80,000	80,012,984
Bank of Montreal,
144A, SOFR + 0.370%	4.320(c)	05/27/26	147,750	147,821,582
Bank of New York Mellon (The),
SOFR + 0.180%	4.570(c)	09/30/25	133,000	133,011,039
SOFR + 0.250%	4.610(c)	03/26/26	172,000	171,984,193
SOFR + 0.260%	4.590(c)	04/07/26	80,000	79,994,512
Bank of Nova Scotia (The),
144A, SOFR + 0.350%	4.320(c)	10/16/25	65,000	65,026,832
BPCE SA,
144A	4.624(n)	11/13/25	20,000	19,742,458
Caisse des Depots et Consignations,
144A	4.511(n)	10/01/25	119,000	118,106,584
144A	4.525(n)	09/23/25	92,000	91,398,596
144A	4.538(n)	09/11/25	70,000	69,644,589
Cargill, Inc.,
144A	0.000(n)	08/01/25	23,000	22,997,233
144A	4.323(n)	08/06/25	100,000	99,927,690
CDP Financial, Inc.,
144A	4.473(n)	01/28/26	37,000	36,192,745
144A	4.508(n)	02/05/26	30,000	29,317,236
144A	4.510(n)	10/09/25	34,000	33,710,653
144A	4.512(n)	12/01/25	49,000	48,270,233
144A	4.515(n)	12/02/25	107,000	105,393,588
144A	4.517(n)	12/08/25	75,000	73,820,070
144A	5.056(n)	08/05/25	13,500	13,491,868
144A, SOFR + 0.290%	4.360(c)	09/15/25	30,000	30,005,223
144A, SOFR + 0.310%	4.360(c)	02/03/26	47,000	47,020,732
Charlotte-Mecklenburg	4.499(n)	08/26/25	11,750	11,713,418
Charlotte-Mecklenburg	4.544(n)	09/23/25	30,000	29,804,394
Charlotte-Mecklenburg	4.549(n)	08/19/25	14,250	14,217,665

See Notes to Financial Statements.

Prudential Investment Portfolios 2  3

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Chevron Corp.,
144A	4.441%(n)	09/12/25	216,500	$215,383,206
144A	4.441(n)	09/18/25	59,000	58,653,080
144A	4.441(n)	09/24/25	72,500	72,021,500
144A	4.469(n)	12/05/25	50,000	49,245,055
144A	4.523(n)	10/15/25	60,000	59,452,800
Citigroup Global Markets, Inc.,
144A	4.604(n)	11/10/25	53,000	52,341,369
Commonwealth Bank of Australia,
144A, SOFR + 0.180%	4.540(c)	09/29/25	56,000	56,006,130
144A, SOFR + 0.320%	4.680(c)	06/30/26	50,000	50,002,335
Dallas Fort Worth International Airport	4.380	10/02/25	125,000	124,999,225
EssilorLuxottica SA,
144A	4.478(n)	09/02/25	106,000	105,581,109
144A	4.538(n)	10/23/25	72,000	71,270,878
144A	4.539(n)	10/09/25	7,475	7,411,919
144A	4.539(n)	10/16/25	21,250	21,052,741
European Investment Bank	4.483(n)	10/28/25	152,600	150,966,966
Federation Des Caisses Desjardins,
144A	4.518(n)	10/23/25	50,000	49,489,700
144A	4.523(n)	08/19/25	41,500	41,404,496
144A	4.528(n)	10/07/25	36,000	35,701,841
144A	4.533(n)	09/10/25	50,000	49,750,525
144A	4.545(n)	09/18/25	29,000	28,826,861
ING (U.S.) Funding LLC,
144A, SOFR + 0.250%	4.610(c)	12/23/25	100,000	100,014,760
144A, SOFR + 0.280%	4.640(c)	04/22/26	46,000	45,994,121
144A, SOFR + 0.350%	4.710(c)	09/03/25	138,000	138,028,289
John Deere Financial, Inc.,
144A	4.517(n)	09/10/25	30,000	29,851,932
144A	4.518(n)	08/29/25	50,000	49,825,615
144A	4.523(n)	08/20/25	19,750	19,702,539
144A	4.524(n)	08/18/25	17,530	17,492,093
144A	4.524(n)	08/19/25	40,000	39,908,688
144A	4.536(n)	08/07/25	90,620	90,543,879
Johnson & Johnson,
144A	4.404(n)	08/22/25	105,000	104,724,091
JPMorgan Securities LLC,
144A, SOFR + 0.290%	4.360(c)	03/06/26	20,675	20,678,300
144A, SOFR + 0.340%	4.360(c)	01/27/26	20,000	20,005,637
144A, SOFR + 0.380%	4.360(c)	01/02/26	75,000	75,038,467
144A, SOFR + 0.390%	4.750(c)	11/04/25	55,000	55,030,267
144A, SOFR + 0.390%	4.750(c)	11/12/25	20,000	20,011,408
144A, SOFR + 0.430%	4.360(c)	04/29/26	110,000	110,084,183
KFW,
144A	4.426(n)	09/18/25	292,650	290,937,178
144A	4.442(n)	09/03/25	50,000	49,796,945
LVMH Moet Hennessy Louis Vuitton,
144A	4.381(n)	03/17/26	27,000	26,266,931
144A	4.388(n)	09/08/25	95,000	94,553,756
144A	4.420(n)	09/04/25	20,400	20,314,055
144A	4.441(n)	09/22/25	71,000	70,546,353
144A	4.502(n)	09/23/25	20,500	20,366,545
144A	4.504(n)	08/01/25	93,000	92,988,859
Mars, Inc.,
144A	4.438(n)	08/28/25	43,410	43,263,187
144A	4.555(n)	08/07/25	71,000	70,940,225
Mass General Brigham, Inc.	4.550(n)	09/03/25	21,315	21,227,095
Memorial Hermann Health System	4.489(n)	10/01/25	45,000	44,659,674
Memorial Hermann Health System	4.576(n)	08/01/25	9,360	9,358,852

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Mercy Health	4.579%(n)	08/06/25	50,000	$49,963,450
Mercy Health	4.579(n)	08/20/25	50,000	49,876,695
Michigan State University Board of Trustee	4.400	09/23/25	3,000	3,000,555
Michigan State University Board of Trustee	4.420	10/09/25	14,955	14,953,336
Mitsubishi Corp.,
144A	4.529(n)	10/24/25	50,000	49,485,080
144A	4.561(n)	09/17/25	100,000	99,417,870
144A	4.564(n)	09/18/25	50,000	49,702,845
144A	4.587(n)	09/19/25	125,500	124,738,868
National Securities Clearing Corp.,
144A	4.496(n)	01/06/26	20,000	19,617,782
Nestle Finance International Ltd.,
144A	4.500(n)	08/15/25	60,000	59,892,162
144A	4.508(n)	08/19/25	121,750	121,472,288
144A	4.522(n)	08/20/25	37,485	37,394,954
144A	4.549(n)	08/05/25	8,000	7,995,214
New York Life Short Term Funding LLC,
144A	4.429(n)	08/27/25	39,000	38,872,841
144A	4.518(n)	10/22/25	50,000	49,497,120
144A	4.529(n)	09/03/25	60,000	59,753,274
144A	4.529(n)	09/10/25	57,000	56,716,898
144A	4.529(n)	09/24/25	25,000	24,833,155
Ontario Teacher’s Finance Trust,
144A	4.419(n)	11/25/25	25,000	24,652,495
144A	4.483(n)	11/06/25	58,000	57,319,921
Province of Alberta,
144A	4.447(n)	08/05/25	50,000	49,970,090
144A	4.541(n)	09/29/25	90,000	89,350,497
Province of Ontario	4.517(n)	10/10/25	65,000	64,444,919
Province of Ontario	4.529(n)	09/03/25	112,000	111,542,760
Province of Ontario	4.548(n)	09/24/25	82,000	81,457,545
Province of Ontario	4.562(n)	09/23/25	129,250	128,410,521
Province of Quebec,
144A	4.545(n)	09/26/25	57,500	57,105,792
PSP Capital, Inc.,
144A	4.528(n)	09/24/25	90,000	89,404,857
Queensland Treasury Corp.	4.441(n)	09/19/25	86,000	85,482,805
Queensland Treasury Corp.	4.441(n)	09/22/25	75,000	74,521,897
Queensland Treasury Corp.	4.469(n)	12/05/25	50,000	49,243,290
Queensland Treasury Corp., 144A	4.469(n)	12/04/25	47,000	46,294,295
RWJ Barnabas Health, Inc.	4.573(n)	09/22/25	29,000	28,810,436
Sanofi SA,
144A	4.506(n)	09/17/25	157,000	156,091,912
144A	4.521(n)	09/04/25	237,000	236,001,519
Schlumberger Holdings Corp.,
144A	4.541(n)	09/12/25	7,000	6,962,562
Scripps Health	4.506(n)	08/06/25	38,500	38,471,518
Sentara Healthcare	1.664(n)	09/10/25	35,875	35,694,258
Skandinaviska Enskilda Banken AB,
144A, SOFR + 0.320%	4.680(c)	06/26/26	79,000	79,004,827
SSM Health Care Corp.	4.590(n)	09/23/25	18,000	17,882,064
State of California	4.420	08/19/25	22,765	22,766,318
STE Transcore Holdings, Inc.,
144A	4.531(n)	08/13/25	50,000	49,920,870
Svenska Handelsbanken,
144A, SOFR + 0.230%	4.590(c)	03/05/26	123,000	122,990,836
Swedbank AB,
144A, SOFR + 0.200%	4.590(c)	12/03/25	100,000	100,006,200
144A, SOFR + 0.350%	5.210(c)	10/14/25	74,000	74,031,420
Texas Public Finance Authority	4.480	08/19/25	60,000	60,004,644

See Notes to Financial Statements.

Prudential Investment Portfolios 2  5

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Texas Public Finance Authority	4.480%	08/20/25	14,000	$14,000,760
Texas Public Finance Authority	4.480	08/21/25	30,000	30,002,583
Toronto-Dominion Bank (The),
144A	5.068(n)	08/06/25	100,000	99,927,600
TotalEnergies Capital SA,
144A	4.526(n)	09/09/25	78,400	78,019,321
144A	4.545(n)	10/16/25	60,550	59,983,482
144A	5.068(n)	08/04/25	100,000	99,951,700
Toyota Industries Commercial Finance, Inc.,
144A	4.430(n)	09/19/25	33,500	33,297,137
144A	4.441(n)	09/03/25	35,000	34,855,877
144A	4.528(n)	08/27/25	25,000	24,918,325
144A	4.539(n)	11/03/25	25,250	24,958,706
Toyota Credit Canada Inc.	4.495(n)	12/01/25	50,000	49,259,265
Unilever Capital Corp.,
144A	4.525(n)	10/09/25	40,000	39,662,704
144A	4.539(n)	09/25/25	40,000	39,728,712
Unilever Finance Netherlands BV,
144A	4.475(n)	08/05/25	50,000	49,970,020
144A	4.518(n)	10/27/25	186,000	184,026,745
144A	4.537(n)	10/06/25	50,000	49,596,140
144A	4.563(n)	09/15/25	47,000	46,739,357
University of Chicago (The)	4.539(n)	09/23/25	35,000	34,769,585
University of Virginia	4.447(n)	08/13/25	6,200	6,190,635
University of Virginia	4.539(n)	08/12/25	11,000	10,985,392
University of Virginia	4.546(n)	08/14/25	11,850	11,830,958
Westpac Banking Corp.,
144A, SOFR + 0.330%	4.320(c)	08/29/25	124,500	124,524,228
144A, SOFR + 0.400%	4.320(c)	04/10/26	94,000	94,089,403
York Hospital	4.450	09/18/25	20,000	19,998,492

TOTAL COMMERCIAL PAPER (cost $8,945,095,934)				8,944,599,318

CORPORATE BOND 0.1%

Insurance

Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%) (cost $19,007,005)	5.245%(c)	08/28/25	19,000	19,010,640

REPURCHASE AGREEMENTS 16.3%
Banco Santander SA,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $454,683,187 collateralized by FHLMC (coupon rates 5.000%-6.000%, maturity dates 09/01/52-05/01/54), FNMA (coupon rates 2.000%-6.000%, maturity dates 06/01/43-12/01/54) and GNMA (coupon rates 2.000%-7.000%, maturity dates 08/15/29-06/20/55) with the aggregate value, including accrued interest, of $463,776,851.			454,628	454,628,000
Canadian Imperial Bank of Commerce,
4.34%, dated 07/22/25, due 08/12/25 in the amount of $140,354,433 collateralized by U.S. Treasury Securities (coupon rates 0.750%-4.625%, maturity dates 01/31/26-08/15/52) with the aggregate value, including accrued interest, of $142,972,187.			140,000	140,000,000
Credit Agricole Corporate & Investment Bank,
4.33%, dated 06/20/25, due 08/01/25 in the amount of $125,631,458 collateralized by U.S. Treasury Securities (coupon rate 4.000%, maturity date 01/15/27) with the aggregate value, including accrued interest, of $127,500,000.			125,000	125,000,000
Natixis,
4.35%, dated 07/31/25, due 09/18/25 in the amount of $427,516,354 collateralized by FHLMC (coupon rates 2.920%-6.000%, maturity dates 01/01/38-06/01/55), FNMA (coupon rates 3.210%-6.500%, maturity dates 07/01/30-05/01/55) and U.S. Treasury Securities (coupon rates 0.000%-4.750%, maturity dates 09/11/25-08/15/54) with the aggregate value, including accrued interest, of $433,500,052.			425,000	425,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
NatWest Markets Securities, Inc.,
4.37%, dated 07/29/25, due 08/05/25 in the amount of $225,191,188 collateralized by FHLMC (coupon rate 6.500%, maturity date 06/01/54) and FNMA (coupon rates 4.500%-6.000%, maturity dates 06/01/49-08/01/54) with the aggregate value, including accrued interest, of $229,695,012.			225,000	$225,000,000
Nomura International PLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $200,024,278 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 07/01/36-07/01/55), FNMA (coupon rates 2.500%-6.500%, maturity dates 09/01/51-06/01/55), GNMA (coupon rates 3.000%-6.000%, maturity dates 09/20/51-07/20/54) and U.S. Treasury Securities (coupon rate 0.125%, maturity date 10/15/26) with the aggregate value, including accrued interest, of $204,024,804.			200,000	200,000,000
Santander Bank NA,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $250,030,347 collateralized by FHLB (coupon rate 0.000%, maturity dates 08/01/25-08/29/25), FHLMC (coupon rates 2.500%-3.500%, maturity dates 04/01/32-11/01/48), FNMA (coupon rates 2.500%-6.500%, maturity dates 10/01/25-08/01/53), GNMA (coupon rates 3.000%-6.500%, maturity dates 10/15/42-04/20/55) and U.S. Treasury Securities (coupon rates 0.000%-6.125%, maturity dates 09/30/25-08/15/42) with the aggregate value, including accrued interest, of $255,030,954.			250,000	250,000,000
State Street Bank & Trust Co.,
4.36%, dated 07/31/25, due 08/01/25 in the amount of $150,018,167 collateralized by U.S. Treasury Securities (coupon rate 4.500%, maturity date 04/15/27) with the aggregate value, including accrued interest, of $153,000,071.			150,000	150,000,000
U.S. Bancorp,
4.36%, dated 07/31/25, due 08/01/25 in the amount of $500,060,556 collateralized by U.S. Treasury Securities (coupon rates 0.000%-5.000%, maturity dates 07/09/26-05/15/55) with the aggregate value, including accrued interest, of $510,061,784.			500,000	500,000,000
Wells Fargo Securities LLC,
4.38%, dated 07/29/25, due 08/05/25 in the amount of $100,085,167 collateralized by FNMA (coupon rates 2.000%-7.500%, maturity dates 10/01/28-08/01/55) with the aggregate value, including accrued interest, of $102,086,871.			100,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,569,628,000)				2,569,628,000

TIME DEPOSITS 4.4%
ABN AMRO Bank NV	4.330%	08/04/25	125,000	125,000,000
ABN AMRO Bank NV	4.330	08/05/25	75,000	75,000,000
ABN AMRO Bank NV	4.330	08/06/25	300,000	300,000,000
ABN AMRO Bank NV	4.330	08/07/25	37,500	37,500,000
Svenska Handelsbanken	4.320	08/01/25	50,000	50,000,000
Toronto-Dominion Bank (The)	4.340	08/01/25	100,000	100,000,000

TOTAL TIME DEPOSITS (cost $687,500,000)				687,500,000

U.S. TREASURY OBLIGATIONS(n) 2.9%
U.S. Treasury Bills	4.418	08/07/25	232,500	232,334,604
U.S. Treasury Bills	4.468	08/19/25	217,000	216,534,969

TOTAL U.S. TREASURY OBLIGATIONS (cost $448,848,261)				448,869,573

TOTAL SHORT-TERM INVESTMENTS (cost $13,980,781,602)				13,980,467,591

TOTAL INVESTMENTS 99.9% (cost $15,731,454,933)				15,731,644,614
Other assets in excess of liabilities 0.1%				18,083,717

NET ASSETS 100.0%				$15,749,728,331

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Investment Portfolios 2  7

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities

Assets

Long-Term Investments
Certificates of Deposit	$—	$1,275,313,891	$—
Commercial Paper	—	175,014,623	—
Corporate Bonds	—	225,086,439	—
U.S. Government Agency Obligations	—	75,762,070	—
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	—	1,310,860,060	—
Commercial Paper	—	8,944,599,318	—
Corporate Bond	—	19,010,640	—
Repurchase Agreements	—	2,569,628,000	—
Time Deposits	—	687,500,000	—
U.S. Treasury Obligations	—	448,869,573	—

Total	$—	$15,731,644,614	$—

Security Allocation:

The security allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2025 were as follows:

Commercial Paper	57.9%
Certificates of Deposit	16.4
Repurchase Agreements	16.3
Time Deposits	4.4
U.S. Treasury Obligations	2.9
Corporate Bonds	1.5
U.S. Government Agency Obligations	0.5

99.9
Other assets in excess of liabilities	0.1

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Banco Santander SA	$ 454,628,000	$(454,628,000)	$—
Repurchase Agreement	Canadian Imperial Bank of Commerce	140,000,000	(140,000,000)	—

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Credit Agricole Corporate & Investment Bank	$ 125,000,000	$(125,000,000)	$—
Repurchase Agreement	Natixis	425,000,000	(425,000,000)	—
Repurchase Agreement	NatWest Markets Securities, Inc.	225,000,000	(225,000,000)	—
Repurchase Agreement	Nomura International PLC	200,000,000	(200,000,000)	—
Repurchase Agreement	Santander Bank NA	250,000,000	(250,000,000)	—
Repurchase Agreement	State Street Bank & Trust Co.	150,000,000	(150,000,000)	—
Repurchase Agreement	U.S. Bancorp	500,000,000	(500,000,000)	—
Repurchase Agreement	Wells Fargo Securities LLC	100,000,000	(100,000,000)	—

		$2,569,628,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2  9

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $13,161,826,933)	$13,162,016,614
Repurchase Agreements (cost $2,569,628,000)	2,569,628,000
Cash	950
Interest receivable	18,418,489

Total Assets	15,750,064,053

Liabilities

Custodian and accounting fees payable	209,490
Management fee payable	80,244
Affiliated transfer agent fee payable	16,667
Audit fee payable	14,351
Accrued expenses and other liabilities	13,320
Dividends and Distributions payable	889
Trustees’ fees payable	761

Total Liabilities	335,722

Net Assets	$15,749,728,331

Net assets were comprised of:
Paid-in capital	$15,749,538,808
Total distributable earnings (loss)	189,523

Net assets, July 31, 2025	$15,749,728,331

Net asset value and redemption price per share ($15,749,728,331 ÷ 15,750,339,609 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2025

Net Investment Income (Loss)
Interest income	$361,882,636

Expenses
Management fee	513,609
Custodian and accounting fees	212,598
Transfer agent’s fees and expenses (including affiliated expense of $ 49,904)	49,904
Insurance expense	37,506
Professional fees	15,588
Audit fee	14,350
Shareholders’ reports	7,399
Trustees’ fees	4,760
Miscellaneous	11,748

Total expenses	867,462

Net investment income (loss)	361,015,174

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	3,990
Net change in unrealized appreciation (depreciation) on investments	(3,059,243)

Net gain (loss) on investment transactions	(3,055,253)

Net Increase (Decrease) In Net Assets Resulting From Operations	$357,959,921

See Notes to Financial Statements.

Prudential Investment Portfolios 2  11

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2025	Year Ended January 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$361,015,174	$955,590,595
Net realized gain (loss) on investment transactions	3,990	81,041
Net change in unrealized appreciation (depreciation) on investments	(3,059,243)	(3,420,820)

Net increase (decrease) in net assets resulting from operations	357,959,921	952,250,816

Dividends and Distributions
Distributions from distributable earnings	(361,019,564)	(955,671,385)

Fund share transactions
Net proceeds from shares sold (51,312,762,392 and 106,157,203,536 shares, respectively)	51,312,762,426	106,157,203,631
Net asset value of shares issued in reinvestment of dividends and distributions (360,739,608 and 953,302,127 shares, respectively)	360,739,608	953,302,127

Cost of shares purchased (51,723,410,100 and 111,142,833,253 shares, respectively)	(51,723,410,100)	(111,142,833,253)

Net increase (decrease) in net assets from Fund share transactions	(49,908,066)	(4,032,327,495)

Total increase (decrease)	(52,967,709)	(4,035,748,064)

Net Assets:

Beginning of period	15,802,696,040	19,838,444,104

End of period	$15,749,728,331	$15,802,696,040

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2025		Year Ended January 31,
			2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.05	0.05	0.02	-	(b)	0.01
Net realized and unrealized gain (loss) on investment transactions(b)	-		-	-	-	-		-
Total from investment operations	0.02		0.05	0.05	0.02	-	(b)	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.05)	(0.05)	(0.02)	-	(b)	(0.01)
Distributions from net realized gains	-	(b)	- (b)	- (b)	- (b)	-		-
Total dividends and distributions	(0.02)		(0.05)	(0.05)	(0.02)	-		(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(c):	2.26%		5.44%	5.50%	2.20%	0.13%		0.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,749,728		$15,802,696	$19,838,444	$20,806,273	$23,362,544		$30,965,633
Average net assets (000)	$16,114,144		$17,925,685	$18,834,633	$23,381,342	$31,545,754		$28,757,423
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.01%	0.01%	0.01%	-	%(b)	0.01%
Expenses before waivers and/or expense reimbursement	0.01	%(d)	0.01%	0.01%	0.01%	-	%(b)	0.01%
Net investment income (loss)	4.52	%(d)	5.33%	5.36%	2.06%	0.12%		0.59%
Portfolio turnover rate(e)	72%		72%	119%	90%	72%		114%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	The Portfolio turnover rate calculation, if any includes floating rate daily demand notes.

See Notes to Financial Statements.

Prudential Investment Portfolios 2  13

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 100.6%

CERTIFICATES OF DEPOSIT 15.9%
Bank of America Securities, Inc.,
SOFR + 0.180%	4.500%(c)	08/01/25	29,000	$29,000,125
SOFR + 0.200%	4.560(c)	08/05/25	32,000	32,000,640
SOFR + 0.320%	4.360(c)	01/08/26	13,400	13,406,039
SOFR + 0.340%	4.700(c)	04/27/26	50,000	50,025,221
SOFR + 0.350%	4.710(c)	10/27/25	140,000	140,068,376
Bank of Montreal,
SOFR + 0.390%	4.710(c)	08/20/26	32,000	32,002,796
SOFR + 0.400%	4.720(c)	08/28/26	47,000	46,995,657
Bank of Nova Scotia,
SOFR + 0.350%	4.670(c)	07/17/26	85,500	85,500,376
SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.670(c)	10/24/25	80,000	80,035,776
BNP Paribas SA	4.600	02/17/26	33,300	33,312,291
Canadian Imperial Bank of Commerce,
SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.670(c)	11/21/25	97,000	97,062,584
SOFR + 0.400% (Cap N/A, Floor 0.000%)	4.720(c)	08/03/26	30,000	30,016,404
SOFR + 0.430%	4.750(c)	05/08/26	37,500	37,543,883
Citibank NA,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.630(c)	08/26/25	91,000	91,014,697
SOFR + 0.410% (Cap N/A, Floor 0.000%)	4.730(c)	04/22/26	15,000	15,015,891
Credit Agricole Corporate & Investment Bank,
SOFR + 0.310%	4.630(c)	02/17/26	50,000	50,029,110
Mitsubishi UFJ Trust & Banking Corp.	4.350	08/05/25	200,000	199,999,740
Mitsubishi UFJ Trust & Banking Corp.,
SOFR + 0.230%	4.550(c)	08/28/25	52,000	52,005,164
Nordea Bank Abp,
SOFR + 0.170%	4.490(c)	08/19/25	25,500	25,501,283
SOFR + 0.320%	4.640(c)	06/29/26	60,000	60,014,898
SOFR + 0.320%	4.640(c)	07/23/26	100,000	100,006,370
State Street Bank & Trust Co.,
SOFR + 0.230%	4.550(c)	08/13/25	50,000	50,001,855
SOFR + 0.250%	4.570(c)	09/15/25	70,000	70,011,214
Svenska Handelsbanken,
SOFR + 0.400%	4.720(c)	04/15/26	35,000	35,032,473
Swedbank AB	4.500	10/15/25	30,000	29,997,297
Toronto-Dominion Bank (The),
SOFR + 0.350%	4.670(c)	07/06/26	50,000	50,008,155
SOFR + 0.390%	4.710(c)	08/14/26	70,000	70,027,881
Wells Fargo Bank NA,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.630(c)	06/03/26	66,000	66,009,728

TOTAL CERTIFICATES OF DEPOSIT (cost $1,671,199,291)				1,671,645,924

COMMERCIAL PAPER 36.8%
American University (The)	4.440(n)	08/21/25	13,000	12,966,880
Bank of America Securities, Inc.,
144A, SOFR + 0.320%	4.680(c)	05/28/26	6,000	6,000,974
Bank of Montreal,
144A, SOFR + 0.370%	4.320(c)	05/27/26	75,000	75,036,336
Bank of New York Mellon (The),
SOFR + 0.180%	4.570(c)	09/30/25	100,000	100,008,300
SOFR + 0.260%	4.590(c)	04/07/26	95,000	94,993,483
Bank of Nova Scotia (The),
144A, SOFR + 0.350%	4.320(c)	10/16/25	50,000	50,020,640
Caisse des Depots et Consignations,
144A	4.511(n)	10/01/25	75,000	74,436,922

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Cargill, Inc.,
144A	4.323%(n)	08/06/25	100,000	$99,927,690
CDP Financial, Inc.,
144A	4.473(n)	01/28/26	25,000	24,454,558
144A	4.510(n)	10/09/25	41,000	40,651,082
144A	4.522(n)	12/02/25	39,000	38,414,485
144A	4.522(n)	12/08/25	40,000	39,370,704
144A	4.523(n)	12/12/25	8,250	8,116,255
144A	5.056(n)	08/05/25	80,000	79,951,808
144A, SOFR + 0.310%	4.360(c)	02/03/26	32,000	32,014,115
Chevron Corp.,
144A	4.469(n)	12/05/25	40,000	39,396,044
144A	4.523(n)	10/15/25	125,000	123,860,000
Citigroup Global Markets, Inc.,
144A	4.604(n)	11/10/25	85,000	83,943,705
144A, SOFR + 0.350%	4.360(c)	06/22/26	33,750	33,755,252
Commonwealth Bank of Australia,
144A, SOFR + 0.180%	4.540(c)	09/29/25	35,000	35,003,831
144A, SOFR + 0.320%	4.680(c)	06/30/26	23,000	23,001,074
EssilorLuxottica SA,
144A	0.000(n)	11/03/25	70,000	69,199,536
144A	4.478(n)	09/02/25	44,000	43,826,121
144A	4.539(n)	10/09/25	55,000	54,535,860
144A	4.539(n)	10/16/25	78,000	77,275,942
Federation des Caisses Desjardins,
144A, SOFR + 0.430%	4.320(c)	04/13/26	85,000	85,049,699
Federation Des Caisses Desjardins,
144A	4.517(n)	08/18/25	100,000	99,782,020
144A	4.517(n)	08/22/25	27,000	26,928,010
144A	4.533(n)	09/10/25	23,000	22,885,242
Idaho Housing & Finance Association	4.430	09/09/25	13,000	13,001,022
ING (U.S.) Funding LLC,
144A, SOFR + 0.280%	4.640(c)	04/22/26	73,500	73,490,607
144A, SOFR + 0.340%	4.740(c)	07/06/26	75,700	75,699,054
144A, SOFR + 0.350%	4.710(c)	11/26/25	84,000	84,046,754
John Deere Financial, Inc.,
144A	4.498(n)	09/25/25	10,000	9,932,510
144A	4.523(n)	08/20/25	35,000	34,915,891
JPMorgan Securities LLC,
144A, SOFR + 0.290%	4.360(c)	03/06/26	29,000	29,004,628
144A, SOFR + 0.340%	4.360(c)	01/27/26	25,000	25,007,046
144A, SOFR + 0.380%	4.360(c)	01/02/26	50,000	50,025,645
144A, SOFR + 0.390%	4.750(c)	11/12/25	75,000	75,042,780
144A, SOFR + 0.430%	4.790(c)	12/10/25	2,000	2,000,529
LVMH Moet Hennessy Louis Vuitton,
144A	4.368(n)	08/28/25	25,500	25,414,139
144A	4.381(n)	03/17/26	35,000	34,049,726
144A	4.388(n)	09/08/25	65,000	64,694,675
144A	4.420(n)	09/04/25	4,000	3,983,148
144A	4.502(n)	09/23/25	10,000	9,934,900
Mars, Inc.,
144A	4.435(n)	08/28/25	6,000	5,979,708
144A	4.555(n)	08/07/25	45,000	44,962,114
Memorial Hermann Health System	4.410(n)	08/01/25	5,040	5,039,382
Michigan State University Board of Trustee	4.420	10/09/25	10,000	9,998,887
Mitsubishi Corp.,
144A	4.529(n)	10/24/25	44,000	43,546,870
144A	4.561(n)	09/17/25	49,000	48,714,756
144A	4.564(n)	09/18/25	50,000	49,702,845
144A	4.604(n)	09/19/25	25,000	24,848,380

See Notes to Financial Statements.

Prudential Investment Portfolios 2  15

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Nestle Finance International Ltd.,
144A	4.509%(n)	10/01/25	8,000	$7,939,938
144A	4.522(n)	08/20/25	55,000	54,867,879
144A	4.549(n)	08/05/25	10,000	9,994,018
New York Life Short Term Funding LLC,
144A	4.527(n)	09/18/25	10,000	9,940,569
144A	4.529(n)	09/03/25	35,000	34,856,077
144A	4.529(n)	09/10/25	35,000	34,826,166
144A	4.529(n)	09/24/25	25,000	24,833,155
144A	4.539(n)	08/20/25	56,300	56,164,216
Ontario Teacher’s Finance Trust,
144A	4.419(n)	11/25/25	18,000	17,749,796
Province of Alberta,
144A	4.541(n)	09/29/25	10,000	9,927,833
Province of Ontario	4.562(n)	09/23/25	100,000	99,350,500
Queensland Treasury Corp.	4.469(n)	12/05/25	50,000	49,243,290
Sanofi SA,
144A	4.510(n)	10/17/25	72,000	71,324,518
144A	4.518(n)	09/04/25	36,000	35,848,332
Schlumberger Holdings Corp.,
144A	4.541(n)	09/12/25	5,000	4,973,259
Sentara Healthcare	4.470(n)	09/10/25	17,875	17,784,944
Skandinaviska Enskilda Banken AB,
144A, SOFR + 0.320%	4.680(c)	06/26/26	30,000	30,001,833
SSM Health Care Corp.	4.540(n)	09/23/25	15,000	14,901,720
STE Transcore Holdings, Inc.,
144A	4.531(n)	08/13/25	10,000	9,984,174
Svenska Handelsbanken,
144A, SOFR + 0.230%	4.590(c)	03/05/26	50,000	49,996,275
Swedbank AB,
144A, SOFR + 0.200%	4.590(c)	12/03/25	35,750	35,752,216
144A, SOFR + 0.350%	5.210(c)	10/14/25	85,000	85,036,091
Texas Public Finance Authority	4.480	08/19/25	26,000	26,002,012
Texas Public Finance Authority	4.480	08/20/25	14,000	14,000,760
Texas Public Finance Authority	4.480	08/21/25	39,500	39,503,401
Toronto-Dominion Bank (The),
144A	5.068(n)	08/06/25	100,000	99,927,600
TotalEnergies Capital SA,
144A	4.526(n)	09/09/25	21,000	20,898,032
144A	4.545(n)	10/16/25	67,000	66,373,135
144A	5.068(n)	08/04/25	136,750	136,683,950
Toyota Industries Commercial Finance, Inc.,
144A	4.430(n)	09/19/25	25,250	25,097,096
144A	4.441(n)	09/03/25	10,000	9,958,822
144A	4.529(n)	08/14/25	26,000	25,956,130
Toyota Motor Credit Corp.	4.378(n)	04/14/26	10,000	9,696,056
Toyota Credit Canada Inc.	4.711(n)	09/17/25	23,000	22,863,288
Unilever Finance Netherlands BV,
144A	4.518(n)	10/27/25	62,000	61,342,248
144A	4.537(n)	10/06/25	41,300	40,966,412
University of Virginia	4.190(n)	08/13/25	6,200	6,190,635
Westpac Banking Corp.,
144A, SOFR + 0.400%	4.320(c)	04/10/26	60,000	60,057,066

TOTAL COMMERCIAL PAPER (cost $3,868,641,856)				3,868,656,006

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 1.6%
Auto Manufacturers 0.7%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	4.620%(c)	02/24/26	16,500	$16,501,791
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.670(c)	12/09/25	63,000	63,024,984

				79,526,775

Banks 0.4%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	4.910(c)	03/18/26	40,000	40,063,534

Insurance 0.1%
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	5.245(c)	08/28/25	8,000	8,004,480

Machinery-Diversified 0.4%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.480% (Cap N/A, Floor 0.000%)	4.824(c)	10/22/25	39,000	39,028,065

TOTAL CORPORATE BONDS (cost $166,594,386)				166,622,854

REPURCHASE AGREEMENTS 28.1%
Banco Santander SA,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $316,252,385 collateralized by FNMA (coupon rates 4.000%-6.500%, maturity dates 08/01/45-12/01/54) with the aggregate value, including accrued interest, of $322,577,433.			316,214	316,214,000
Canadian Imperial Bank of Commerce,
4.34%, dated 07/22/25, due 08/12/25 in the amount of $97,245,572 collateralized by U.S. Treasury Securities (coupon rates 0.250%-4.875%, maturity dates 12/15/27-02/15/50) with the aggregate value, including accrued interest, of $99,059,323.			97,000	97,000,000
Cantor Fitzgerald LP,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $250,030,347 collateralized by FHLMC (coupon rates 2.000%-7.000%, maturity dates 06/01/26-04/01/55), FNMA (coupon rates 2.000%-6.500%, maturity dates 05/01/30-07/01/55) and GNMA (coupon rates 7.000%-7.255%, maturity dates 07/20/55-06/20/75) with the aggregate value, including accrued interest, of $255,030,955.			250,000	250,000,000
CF Secured LLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $375,045,521 collateralized by FHLMC (coupon rates 0.000%-7.000%, maturity dates 05/23/28-05/01/55), FNMA (coupon rates 0.000%-7.000%, maturity dates 01/15/30-04/01/55), GNMA (coupon rates 3.000%-7.000%, maturity dates 12/20/46-04/20/74) and U.S. Treasury Securities (coupon rates 0.000%-6.500%, maturity dates 08/12/25-08/15/54) with the aggregate value, including accrued interest, of $382,546,508.			375,000	375,000,000
Credit Agricole Corporate & Investment Bank,
4.33%, dated 06/20/25, due 08/01/25 in the amount of $45,227,325 collateralized by U.S. Treasury Securities (coupon rate 3.375%, maturity date 09/15/27) with the aggregate value, including accrued interest, of $45,900,094.			45,000	45,000,000
Natixis,
4.35%, dated 07/31/25, due 09/18/25 in the amount of $301,776,250 collateralized by cash of $105,153,342, FFCSB (coupon rate 1.730%, maturity date 09/10/35), FHLMC (coupon rates 2.400%-7.000%, maturity dates 11/01/37-07/01/55), FNMA (coupon rates 2.000%-6.500%, maturity dates 07/01/28-05/01/55), GNMA (coupon rates 2.500%-5.690%, maturity dates 06/20/52-03/15/60) and U.S. Treasury Securities (coupon rates 0.000%-5.000%, maturity dates 10/30/25-08/15/53) with the aggregate value, including accrued interest, of $303,896,933.			300,000	300,000,000
NatWest Markets Securities, Inc.,
4.36%, dated 07/30/25, due 08/06/25 in the amount of $150,127,167 collateralized by FHLMC (coupon rate 6.500%, maturity date 01/01/54) and FNMA (coupon rate 4.500%, maturity date 06/01/49) with the aggregate value, including accrued interest, of $153,129,710.			150,000	150,000,000
4.37%, dated 07/29/25, due 08/05/25 in the amount of $150,127,458 collateralized by FNMA (coupon rate 4.500%, maturity date 06/01/49) with the aggregate value, including accrued interest, of $153,130,008.			150,000	150,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2  17

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Nomura International PLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $463,056,203 collateralized by FHLMC (coupon rates 1.500%-7.180%, maturity dates 11/01/26-08/01/55), FNMA (coupon rates 1.500%-7.500%, maturity dates 02/01/28-09/01/61) and GNMA (coupon rates 1.500%-7.500%, maturity dates 01/15/27-10/20/64) with the aggregate value, including accrued interest, of $472,317,373.			463,000	$463,000,000
State Street Bank & Trust Co.,
4.36%, dated 07/31/25, due 08/01/25 in the amount of $100,012,111 collateralized by U.S. Treasury Securities (coupon rate 4.500%, maturity date 04/15/27) with the aggregate value, including accrued interest, of $102,000,116.			100,000	100,000,000
U.S. Bancorp,
4.36%, dated 07/31/25, due 08/01/25 in the amount of $350,042,389 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.750%, maturity dates 03/31/26-05/15/55) with the aggregate value, including accrued interest, of $357,043,238.			350,000	350,000,000
Wells Fargo Securities LLC,
4.37%, dated 07/31/25, due 08/01/25 in the amount of $75,009,104 collateralized by FHLMC (coupon rates 2.500%-6.500%, maturity dates 11/01/33-08/01/55) with the aggregate value, including accrued interest, of $76,509,287.			75,000	75,000,000
4.38%, dated 07/29/25, due 08/05/25 in the amount of $280,238,467 collateralized by FNMA (coupon rates 4.000%-7.500%, maturity dates 11/01/39-07/01/55) with the aggregate value, including accrued interest, of $285,843,236.			280,000	280,000,000

TOTAL REPURCHASE AGREEMENTS (cost $2,951,214,000)				2,951,214,000

	Interest Rate	Maturity Date

TIME DEPOSITS 15.6%
ABN AMRO Bank NV	4.330%	08/04/25	75,000	75,000,000
ABN AMRO Bank NV	4.330	08/05/25	50,000	50,000,000
ABN AMRO Bank NV	4.330	08/06/25	200,000	200,000,000
ABN AMRO Bank NV	4.330	08/07/25	50,000	50,000,000
Australia & New Zealand Banking Group Ltd.	4.320	08/01/25	170,000	170,000,000
Canadian Imperial Bank of Commerce	4.330	08/01/25	50,000	50,000,000
Cooperatieve Rabobank UA	4.320	08/01/25	300,000	300,000,000
Credit Agricole Corporate & Investment Bank	4.320	08/01/25	94,000	94,000,000
Mizuho Bank Ltd.	4.330	08/01/25	230,431	230,431,000
Royal Bank of Canada	4.320	08/01/25	100,000	100,000,000
Svenska Handelsbanken	4.320	08/01/25	225,000	225,000,000
Toronto-Dominion Bank (The)	4.340	08/01/25	100,000	100,000,000

TOTAL TIME DEPOSITS (cost $1,644,431,000)				1,644,431,000

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Bills	4.418(n)	08/07/25	144,000	143,897,561
U.S. Treasury Bills	4.468(n)	08/19/25	135,000	134,710,695

TOTAL U.S. TREASURY OBLIGATIONS (cost $278,595,011)				278,608,256

TOTAL INVESTMENTS 100.6% (cost $10,580,675,544)				10,581,178,040
Liabilities in excess of other assets (0.6)%				(60,192,493)

NET ASSETS 100.0%				$10,520,985,547

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	$—	$1,671,645,924	$—
Commercial Paper	—	3,868,656,006	—
Corporate Bonds	—	166,622,854	—
Repurchase Agreements	—	2,951,214,000	—
Time Deposits	—	1,644,431,000	—
U.S. Treasury Obligations	—	278,608,256	—

Total	$—	$10,581,178,040	$—

Security Allocation:

The security allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Commercial Paper	36.8%
Repurchase Agreements	28.1
Certificates of Deposit	15.9
Time Deposits	15.6
U.S. Treasury Obligations	2.6
Corporate Bonds	1.6

100.6
Liabilities in excess of other assets	(0.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Banco Santander SA	$ 316,214,000	$(316,214,000)	$—
Repurchase Agreements	Canadian Imperial Bank of Commerce	97,000,000	(97,000,000)	—
Repurchase Agreements	Cantor Fitzgerald LP	250,000,000	(250,000,000)	—
Repurchase Agreements	CF Secured LLC	375,000,000	(375,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	45,000,000	(45,000,000)	—
Repurchase Agreements	Natixis	300,000,000	(300,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	300,000,000	(300,000,000)	—
Repurchase Agreements	Nomura International PLC	463,000,000	(463,000,000)	—

See Notes to Financial Statements.

Prudential Investment Portfolios 2  19

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2025

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	State Street Bank & Trust Co.	$ 100,000,000	$(100,000,000)	$—
Repurchase Agreements	U.S. Bancorp	350,000,000	(350,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	355,000,000	(355,000,000)	—

		$2,951,214,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $7,629,461,544)	$7,629,964,040
Repurchase Agreements (cost $2,951,214,000)	2,951,214,000
Cash	357
Interest receivable	9,728,447

Total Assets	10,590,906,844

Liabilities

Payable for investments purchased	69,195,778
Management fee payable	557,712
Accrued expenses and other liabilities	150,380
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	760

Total Liabilities	69,921,297

Net Assets	$10,520,985,547

Net assets were comprised of:
Paid-in capital	$10,520,490,757
Total distributable earnings (loss)	494,790

Net assets, July 31, 2025	$10,520,985,547

Net asset value, offering price and redemption price per share ($10,520,985,547 ÷ 10,528,101,663 shares of beneficial interest issued and outstanding)	$0.9993

See Notes to Financial Statements.

Prudential Investment Portfolios 2  21

PGIM Institutional Money Market Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2025

Net Investment Income (Loss)

Interest income	$209,229,291

Expenses
Management fee	6,979,123
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	86,916
Custodian and accounting fees	48,887
Professional fees	17,462
Audit fee	13,977
Shareholders’ reports	7,015
Trustees’ fees	4,760
Miscellaneous	34,450

Total expenses	7,192,590
Less: Fee waiver and/or expense reimbursement	(3,935,665)

Net expenses	3,256,925

Net investment income (loss)	205,972,366

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	8,410
Net change in unrealized appreciation (depreciation) on investments	(754,204)

Net gain (loss) on investment transactions	(745,794)

Net Increase (Decrease) In Net Assets Resulting From Operations	$205,226,572

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2025	Year Ended January 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$205,972,366	$570,047,471
Net realized gain (loss) on investment transactions	8,410	184,355
Net change in unrealized appreciation (depreciation) on investments	(754,204)	(4,897,299)

Net increase (decrease) in net assets resulting from operations	205,226,572	565,334,527

Dividends and Distributions
Distributions from distributable earnings	(205,981,279)	(570,231,581)

Fund share transactions
Net proceeds from shares sold (57,871,342,631 and 107,654,142,324 shares, respectively)	57,831,796,521	107,598,568,672
Net asset value of shares issued in reinvestment of dividends and distributions (205,810,906 and 566,548,638 shares, respectively)	205,670,127	566,241,572

Cost of shares purchased (55,530,048,076 and 114,992,994,889 shares, respectively)	(55,491,896,735)	(114,933,152,269)

Net increase (decrease) in net assets from Fund share transactions	2,545,569,913	(6,768,342,025)

Total increase (decrease)	2,544,815,206	(6,773,239,079)

Net Assets:

Beginning of period	7,976,170,341	14,749,409,420

End of period	$10,520,985,547	$7,976,170,341

See Notes to Financial Statements.

Prudential Investment Portfolios 2  23

PGIM Institutional Money Market Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2025		Year Ended January 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$0.9994		$0.9997	$0.9998	$0.9993	$0.9996	$1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0220		0.0528	0.0531	0.0215	0.0009	0.0054
Net realized and unrealized gain (loss) on investment transactions	(0.0002)		(0.0009)	-(b )	0.0004	(0.0003)	-(b )
Total from investment operations	0.0218		0.0519	0.0531	0.0219	0.0006	0.0054
Less Dividends and Distributions:
Dividends from net investment income	(0.0219)		(0.0522)	(0.0532)	(0.0214)	(0.0009)	(0.0059)
Distributions from net realized gains	-(b	)	-(b )	-(b )	-(b )	-	-
Total dividends and distributions	(0.0219)		(0.0522)	(0.0532)	(0.0214)	(0.0009)	(0.0059)
Net asset value, end of period	$0.9993		$0.9994	$0.9997	$0.9998	$0.9993	$0.9996
Total Return(c):	2.21%		5.32%	5.44%	2.21%	0.06%	0.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,520,986		$7,976,170	$14,749,409	$17,450,710	$14,013,764	$20,121,343
Average net assets (000)	$9,382,615		$10,778,459	$16,185,539	$17,241,721	$16,528,965	$22,809,258
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.07%	0.07%	0.07%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	4.43	%(d)	5.29%	5.31%	2.15%	0.09%	0.54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended. The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)

PGIM Core Ultra Short Bond Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

PGIM Institutional Money Market Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of each Fund, are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Mandatory Liquidity Fee: The PGIM Institutional Money Market Fund has implemented a mandatory liquidity fee framework as required by Rule 2a-7 under the 1940 Act, whereby institutional prime money market funds must charge a liquidity fee to all shares that are redeemed when total daily net redemptions exceed 5% of the Fund’s net assets. The liquidity fee is generally determined by making a good faith estimate of the transaction and market impact costs that would be incurred if a pro rata amount of each security in the portfolio was sold to satisfy the amount of net redemptions. Liquidity fees are not charged if such costs are deemed de minimis (less than one basis point or 0.01% of the value of the shares redeemed). For the reporting period ended ended July 31, 2025, the Fund didn’t charge a liquidity fee.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Fund	Subadviser(s)
PGIM Core Ultra Short Bond Fund	PGIM Fixed Income (“PFI”)(a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)
PGIM Institutional Money	PFI; PGIM Limited
Market Fund

The PGIM Core Ultra Short Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly. For the reporting period ended July 31, 2025, the effective management fees for the Funds were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements
PGIM Core Ultra Short Bond Fund	N/A	0.01%*
PGIM Institutional Money Market Fund	0.15% of average daily net assets	0.15%

* Amounts received by PGIM Investments from each Fund consist of reimbursement for costs and expenses.

The Manager has contractually agreed, through May 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each Fund are as follows:

Fund	Fee Waivers and/or Expense Limitations
PGIM Core Ultra Short Bond Fund	N/A

Notes to Financial Statements (unaudited) (continued)

Fund	Fee Waivers and/or Expense Limitations
PGIM Institutional Money Market Fund	contractually limit expenses to 0.07%

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended July 31, 2025, no 17a-7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Ultra Short Bond Fund	$1,114,800,000	$1,214,050,000
PGIM Institutional Money Market Fund	—	—

6. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
PGIM Core Ultra Short Bond Fund	$15,731,454,933	$1,311,872	$(1,122,191)	$189,681
PGIM Institutional Money Market Fund	10,580,675,544	891,453	(388,957)	502,496

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2025 are subject to such review.

7. Capital and Ownership

Shares of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of July 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Core Ultra Short Bond Fund	15,748,888,431	99.9%
PGIM Institutional Money Market Fund	10,432,746,808	99.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Core Ultra Short Bond Fund	5	64.8%
PGIM Institutional Money Market Fund	3	34.2
Unaffiliated:
PGIM Core Ultra Short Bond Fund	—	—
PGIM Institutional Money Market Fund	—	—

8.   Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund

Adjustable and Floating Rate Securities	—	X

Credit	X	X

Cyber Security	X	X

Debt Obligations	X	X

Economic and Market Events	X	X

Equity and Equity-Related Securities	X	—

Floating Net Asset Value	—	X

Foreign Securities	X	X

Forward Commitments	—	X

Increase in Expenses	—	X

Interest Rate	X	X

Large Shareholder and Large Scale Redemption	X	X

Management	X	X

Market Disruption and Geopolitical	X	X

Market	X	X

Mortgage-Backed and Asset-Backed Securities	X	X

Municipal Bonds	X	X

Portfolio Turnover	X	—

Repurchase Agreements	X	X

Reverse Repurchase Agreements	—	X

U.S. Government and Agency Securities	X	X

Variable and Floating Rate Bonds	—	X

When-Issued and Delayed-Delivery Transactions	—	X

Yield	X	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. All securities purchased by the Fund must present minimal credit risk in the opinion of the subadviser. The Fund is subject to the risk that the subadviser’s credit risk determinations may be incorrect. In addition,

Notes to Financial Statements (unaudited) (continued)

the credit quality of the securities held by the Fund may change rapidly in certain market conditions, which could result in significant net asset value deterioration.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Floating Net Asset Value Risk: The Fund’s NAV floats. The value of the Fund’s shares is calculated to four decimal places and will vary, reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund. The Fund’s shareholders should not rely on or expect the Fund’s manager to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, or make capital infusions into the Fund.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Notes to Financial Statements (unaudited) (continued)

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Reverse Repurchase Agreement Risk: Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the

U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

9.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of July 31, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

- None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Core Ultra Short Bond Fund

The Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Ultra Short Bond Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior

[1]	PGIM Core Ultra Short Bond Fund is a series of Prudential Investment Portfolios 2.

 PGIM Core Ultra Short Bond Fund

Approval of Advisory Agreements (continued)

management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Fund does not have a traditional management structure, because it is operated at cost. Accordingly, the Board determined that the Fund, which has low expenses, benefits directly from any cost savings experienced by PGIM Investments.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2024. With respect to the fees and expenses of the Fund, because the Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor in its deliberations.

The mutual funds included in the Fund’s peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain

Visit our website at pgim.com/investments

circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its Peer Universe median over all periods.
●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Core Ultra Short Bond Fund

Approval of Advisory Agreements

PGIM Institutional Money Market Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Institutional Money Market Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior

[1]	PGIM Institutional Money Market Fund is a series of Prudential Investment Portfolios 2.

Visit our website at pgim.com/investments

management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

PGIM Institutional Money Market Fund

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its peer universe median over all periods.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.07% through May 31, 2026.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 19, 2025